Net Income (Loss) Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Numerator:
Net (loss) income	$ (418,024)	$ (116,194)	$ 9,222
Denominator:
Weighted average shares outstanding, basic and diluted (in shares)	264,933	235,939	231,956
Net income (loss) per share, basic and diluted (in dollars per share)	$ (1.58)	$ (0.49)	$ 0.04